Annual Total Returns - American Century California Tax-Free and Municipal Funds	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
California High-Yield Municipal Fund | California High-Yield Municipal Fund, Investor Class
Prospectus [Line Items]
Annual Return [Percent]	3.40%	6.67%	(12.03%)	4.04%	3.92%	9.61%	0.63%	8.48%	0.33%	5.08%
California Intermediate-Term Tax-Free Bond Fund | California Intermediate-Term Tax-Free Bond Fund, Investor Class
Prospectus [Line Items]
Annual Return [Percent]	1.67%	4.74%	(6.84%)	1.26%	3.68%	6.41%	0.71%	4.62%	(0.29%)	2.68%
California Tax-free Money Market Fund | CALIFORNIA TAX-FREE MONEY MARKET FUND, INVESTOR CLASS
Prospectus [Line Items]
Annual Return [Percent]	2.71%	2.55%	0.77%	0.01%	0.29%	0.92%	0.96%	0.42%	0.13%	0.01%